Property, Plant and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	September 30, 2017	December 31, 2016	December 31, 2015
	(unaudited)	(audited)	(audited)
Buildings	$209,942	$201,642	$216,123
Less: accumulated depreciation and impairment charges	(14,861)	(10,393)	(5,562)
Total property, plant and equipment, net	$195,081	$191,249	$210,561